GOODWILL AND OTHER INTANGIBLE ASSETS GOODWILL AND OTHER INTANGIBLE ASSETS-Schedule of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Goodwill [Roll Forward]
Balance at beginning of year	$ 137,739	$ 95,050
Goodwill	66,345	42,689
Balance at end of year	$ 204,084	$ 137,739